Derivative Instruments and Hedging Activities - Gross Unrealized Losses from Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	$ 84.8	$ 100.5	$ 102.5
Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	84.8	100.5	102.5
Amount of Gain / (Loss) Reclassified from AOCI	93.4	54.1	(1.4)
Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Recognized in AOCI	84.8	100.5	102.5
Amount of Gain / (Loss) Reclassified from AOCI	$ 94.1	$ 54.8	$ (0.8)
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Cash Flow Hedges [Member] | Forward Starting Interest Rate Swaps [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain / (Loss) Reclassified from AOCI	$ (0.7)	$ (0.7)	$ (0.6)
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Income (Expense), Net	Interest Income (Expense), Net	Interest Income (Expense), Net